Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
ACQUISITIONS

NOTE 5 – ACQUISITIONS

Hughes Center for Functional Medicine – April 2019

On April 12, 2019, the Company acquired a 100% interest in Hughes Center for Functional Medicine (“HCFM”), a medical practice engaged in improving the health of its patients through individualized and integrative health care. Following the acquisition, HCFM was rebranded as NCFM and was combined with NWC to form the Company’s Health Services segment. Under the terms of acquisition, the Company paid HCFM shareholders $500,000 in cash, issued 3,968,254 shares of the Company’s common stock and agreed to an earn-out provision of $500,000 that may be earned based on the performance of HCFM in the years ended on the first, second and third anniversary dates of the acquisition closing. The total consideration fair value represents a transaction value of $1,764,672. The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805, “Business Combinations” (“ASC 805”).

The total consideration fair value represents a transaction value of $1,764,672. The following table summarizes the fair value of consideration paid:

Cash	$500,000
Common Stock (3,968,254 shares)	1,000,000
Fair Value of Contingent Acquisition Consideration	299,672
Less cash received	(35,000)

Fair Value of Total Consideration	$1,764,672

The fair value of the 3,968,254 common shares issued as part of the acquisition consideration was determined using the intraday volume weighted average price of the Company’s common shares on the acquisition date. The terms of the earn out require the Company to pay the former owner of HCFM up to $100,000, $200,000 and $200,000 on the first, second and third anniversary, respectively, based on achievement by NCFM of revenue of at least $3,100,000 (50% weighting) and EBITDA of at least $550,000 (50% weighting) in the year preceding each anniversary date. In May 2020, the Company paid the seller $47,000 in satisfaction of the year 1 earn out. In May 2021, the Company paid the seller $196,000 in satisfaction of the year 2 earn out.

The fair value of the contingent acquisition consideration related to the future earn-out payments is calculated using a probability-weighted discounted cash flow projection and is remeasured at the end of each reporting period and changes are included in the statement of operations under the caption “Change in fair value of contingent acquisition consideration.” During the years ended December 31, 2021 and 2020, the Company recognized losses on the change in the fair value of contingent acquisition consideration of ($66,888) and ($48,564), respectively. During the years ended December 31, 2021 and 2020, the Company paid the sellers $196,000 and $47,000 cash, respectively, in satisfaction of the second year and first year earn-outs, respectively.

The following table summarizes the estimated fair values of the assets acquired at the acquisition date. There were no liabilities assumed in the acquisition of HCFM.

Hyperbaric Chambers	$452,289
Medical Equipment	29,940
Computer Equipment/Software	19,739
Office Furniture & Equipment	23,052
Inventory	72,114
Leasehold Improvements	25,000
Website	41,000
Patient Management Platform Database	1,101,538

Fair Value of Identifiable Assets Acquired	$1,764,672

The fair value of the website of $41,000 was determined based upon the cost to reconstruct and put into use applying current market rates. The fair value of the Patient Management Platform Database of $1,101,538 was estimated by applying the income approach. Under the income approach, the expected future cash flows generated by the Patient Management Platform Database are estimated and discounted to their net present value at an appropriate risk-adjusted rate of return. Significant factors considered in the calculation of the rate of return are the weighted average cost of capital and return on assets, as well as the risks inherent in the business. Cash flows were estimated based on EBITDA using forecasted revenue and costs. The measure is based on significant inputs that are not observable in the market (i.e. Level 3 inputs). Key assumptions include (i) a capitalization rate of 11.75% (ii) sustainable growth of 5% and (iii) a benefit stream using EBITDA cash flow. The Company finalized the purchase price allocation in March 2020 and determined that no goodwill was included in the acquisition.

Cura Health Management LLC – May 2020

On May 18, 2020, the Company acquired a 100% interest in CHM and its wholly owned subsidiary AHP. CHM and AHP assist physician practices in providing coordinated and more efficient care to patients via the MSSP. The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805. Following the acquisition, the business of CHM comprised the Company’s ACO/MSO Division.

Under the terms of acquisition, the Company paid CHM shareholders the following consideration: (i) $214,000 in cash paid at closing, (ii) 2,240,838 shares of the Company’s common stock issued at closing, (iii) up to $223,500 additional cash and $660,000 in additional shares of the Company’s common stock payable at the time CHM receives the final assessment of the calculation of MSSP savings for the 2019 program year, with this amount prorated based on a target MSSP payment (plus other ancillary revenue) of $1,725,000, and (iv) up to $437,500 based on the business achieving annual revenue of $2,250,000 and annual profit of $500,000 in each of the four years following closing.

The total consideration fair value represents a transaction value of $1,423,465. The following table summarizes the fair value of consideration paid:

Cash paid at closing	$214,000
Shares issued at closing (2,240,838 shares)	201,675
Cash and shares contingent upon 2019 program year MSSP payment target	778,192
Cash contingent upon four-year earn-out	279,593
Less cash received	(49,995)

$1,423,465

The fair value of the 2,240,838 common shares issued at closing was determined using the intraday average high and low trading price of the Company’s common shares on the acquisition date. The terms of the earn out require the Company to pay the former owners of CHM (i) up to $223,500 additional cash and to $660,000 of additional shares of Company common stock when CHM receives the final assessment of the calculation of 2019 plan year MSSP revenue (the “Current Earnout”), and (ii) up to $62,500, $125,000, $125,000 and $125,000 on the first, second, third and fourth anniversary, respectively, based on achievement by the underlying business of revenue of at least $2,250,000 (50% weighting) and profit of at least $500,000 (50% weighting) in the year preceding each anniversary date (the “Future Earnout”). During September 2020, pursuant to a Second Amendment to the Agreement and Plan of Merger (the “Second Amendment”) and in satisfaction of the Current Earnout, the Company paid $90,389 cash, issued 1,835,625 shares of the Company’s common stock and agreed that the balance of the Current Earnout that was not earned in 2020, being $124,043 cash and $366,300 in shares of Company common stock, would be deferred until the first future earnout year in which MSSP revenue exceeds $1.725 million and revenue from other services exceeds $605,000 (the “Residual Earnout”). During September 2021, the Company was notified of the amount of Medicare shared savings and received payment for plan year 2020 in the amount of $2,419,312. Because the shared saving payment exceeded $1.725 million, the sellers were paid $124,043 cash and issued 806,828 shares of Company common stock with a value of $366,300 pursuant to the Residual Earnout. Following the payments, the Company had no further obligations under the Residual Earnout. The Company also determined that the sellers did not earn any of the $62,500 year-one Future Earnout related to the performance period May 19, 2020 to May 18, 2021.

The fair value of the contingent acquisition consideration related to both the Current Earnout and the Future Earnout were calculated using a probability-weighted discounted cash flow projection. The fair value of the contingent acquisition consideration is remeasured at the end of each reporting period and changes are included in the statement of operations under the caption “Change in fair value of contingent acquisition consideration.” During the years ended December 31, 2021 and 2020, the Company recognized (losses) on the change in the fair value of contingent acquisition consideration of ($86,274) and ($8,048), respectively.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Accounts receivable	$90,197
Prepayments	15,294
ACO physician contracts	1,073,000
Goodwill	381,856
Accounts payable	(32,848)
Deferred revenue	(104,034)

Fair Value of Identifiable Assets Acquired and Liabilities Assumed	$1,423,465

The fair value of the ACO Physician Contracts of $1,073,000 was estimated by applying the income approach. Under the income approach, the expected future cash flows generated by the ACO Physician Contracts are estimated and discounted to their net present value at an appropriate risk-adjusted rate of return. Significant factors considered in the calculation of the rate of return are the weighted average cost of capital and return on assets, as well as the risks inherent in the business. Cash flows were estimated based on EBITDA using forecasted revenue and costs. The measure is based on significant inputs that are not observable in the market (i.e. Level 3 inputs). Key assumptions include (i) a capitalization rate of 24.24% (ii) sustainable growth of 5.00% and (iii) a benefit stream using EBITDA cash flow. Goodwill of $381,856 arising from the acquisition consists of value associated with the legacy name. None of the goodwill recognized is expected to be deductible for income tax purposes.

MedOffice Direct LLC – October 2020

On October 19, 2020, the Company acquired a 100% interest in MOD, a virtual distributor of discounted medical supplies selling to both consumers and medical practices throughout the United States. With over 13,000 name brand medical products in over 150 different categories, MOD leverages pricing discounts with a small unit-of-measure direct-to-consumer shipping model to make ordering medical supplies more convenient and cost effective for its users. The Company accounted for the transaction as an acquisition of a business pursuant to ASC 805. Following the acquisition, the business of MOD comprised the Company’s Medical Distribution Division.

Under the terms of acquisition, the Company paid the following consideration: (i) 19,045,563 shares of Company common stock issued at closing, (ii) partial satisfaction of certain outstanding debt obligations of MOD in the amount of $703,200 in cash paid by the Company, and (iii) up to 10,004,749 restricted shares of the Company’s common stock over a four-year period based on MOD achieving prescribed revenue targets in calendar years 2021 through 2024.

Dr. Michael Dent, the Chief Executive Officer and the Chairman of the Board of Directors of the Company, George O’Leary, the Chief Financial Officer and a director of the Company, and Robert Gasparini, a director of the Company, were members of MOD and received consideration in connection with Company’s acquisition of MOD as follows: (1) Dr. Dent received 10,573,745 Company common shares at closing, may earn up to 5,554,452 additional Company common shares pursuant to the earn-out, and received $457,200 cash repayment of debt, (2) Mr. O’Leary received 1,130,213 Company common shares at closing, may earn up to 593,707 additional Company common shares pursuant to the earn-out, and received $66,000 cash repayment of debt, and (3) Mr. Gasparini received 99,437 Company common shares at closing and may earn up to 52,235 additional Company common shares pursuant to the earn-out.

The total consideration fair value represents a transaction value of $3,999,730. The following table summarizes the fair value of consideration paid:

Shares issued at closing (19,045,563 shares)	$2,704,470
Payment of MOD debt obligations in cash	703,200
Shares contingent upon four-year earn-out	649,108
Less cash received	(57,048)

$3,999,730

The fair value of the 19,045,563 common shares issued at closing was determined using the average closing price for the five days prior to the closing date of October 19, 2020. The terms of the earn out require the Company to issue to the former equity members of MOD up to 1,9688,448 shares, 3,154,264 shares, 2,631,195 shares and 2,250,842 shares, respectively, (the “MOD Earnout Shares”) based on achievement by the underlying business of revenue of at least $1,500,000 in 2021, $1,875,000 in 2022, $2,344,000 in 2023 and $2,930,000 in 2024. The MOD Earnout Shares are issuable by April 30 of the year following the measurement year.

The fair value of the contingent acquisition consideration related to the MOD Earnout Shares was calculated using a probability-weighted discounted cash flow projection. The fair value of the contingent acquisition consideration is remeasured at the end of each reporting period and changes are included in the statement of operations under the caption “Change in fair value of contingent acquisition consideration.” During the years ended December 31, 2021 and 2020, the Company recognized gains (losses) on the change in the fair value of contingent acquisition consideration related to the MOD Earnout Shares of ($220,494) and $132,564, respectively.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Website	$3,538,000
Goodwill	766,249
Accounts payable and accruals	(160,762)
Notes payable	(90,759)
Deferred revenue	(52,998)

Fair Value of Identifiable Assets Acquired and Liabilities Assumed	$3,999,730

The fair value of the website of $3,538,000 was estimated by applying the income approach. Under the income approach, the expected future cash flows generated by the asset are estimated and discounted to their net present value at an appropriate risk-adjusted rate of return. Significant factors considered in the calculation of the rate of return are the weighted average cost of capital and return on assets, as well as the risks inherent in the business. Cash flows were estimated based on EBITDA using forecasted revenue and costs. The measure is based on significant inputs that are not observable in the market (i.e. Level 3 inputs). Key assumptions include (i) a discount rate of 23.48% (ii) sustainable growth of 3.00% and (iii) a benefit stream using EBITDA cash flow. The website is being amortized over a five-year expected life. Goodwill of $766,249 arising from the acquisition consists of value associated with the legacy name. None of the goodwill recognized is expected to be deductible for income tax purposes.

Pro Forma Financial Information

The following table represents the pro forma consolidated income statement as if HCFM, CHM and MOD had been included in the consolidated results of the Company for the year ended December 31, 2020. All acquired entities were included in the Company’s consolidated results of operations in the year ended December 31, 2021.

2020
Revenue	$7,174,911
Net loss	$(6,399,368)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of HCFM, CHM and MOD to reflect the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had been applied on January 1, 2020.